Acquisitions of ITS - Allocation of Consideration Transferred (Details) (USD $)	11 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 22, 2013	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Intangible Assets
Increase in deferred income tax asset		$ 1,509,000	$ 12,699,000	$ 15,837,000
Accounts payable and accrued liabilities		154,479,000	174,886,000				174,886,000
Income Tax Expense (Benefit), Adjustments, Amount	400,000		(2,900,000)
Percentage accounted for under the equity method		5000.00%
ITS [Member]
Business Acquisition [Line Items]
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Current Assets Receivables, Gross before Adjustments					54,700,000
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Current Assets Receivables, Period Adjustments					1,200,000
Cash and cash equivalents					7,009,000
Accounts and notes receivable, net					48,184,000
Other current assets					1,803,000
Accounts payable and accrued liabilities					(35,156,000)
Accrued income taxes					(1,251,000)
Working capital excluding rig materials and supplies					20,589,000
Rig materials and supplies					11,514,000
Property, plant and equipment, net					72,935,000
Investment in joint venture					4,134,000
Other noncurrent assets					2,818,000
Total tangible assets					111,990,000
Deferred income tax assets - current					222,000
Deferred income tax assets - noncurrent					11,640,000
Intangible Assets
Trade name, developed technology, and customer relationship					8,500,000
Total assets acquired					132,352,000
Other long-term liabilities					(211,000)
Long-term deferred tax liability					(2,796,000)
Net assets acquired					129,345,000
Less: Noncontrolling interest					(4,345,000)
Total consideration transferred					125,000,000
Accounts and notes receivable, gross					55,900,000
Impairments and other charges			(2,600,000)					(4,000,000)
Increase in deferred income tax asset		11,900,000			14,400,000
Intangible assets acquired					8,500,000
Weighted average useful life		3 years					3 years 146 days
Allowance for Doubtful Accounts Receivable					5,900,000
Allowance for Doubtful Accounts Receivable, Gross					1,900,000
Accounts payable and accrued liabilities					39,200,000
Estimated Impairment Charges for Property, Plant and Equipment			40,200,000
Estimated Fair Value of Definite Lived Intangible Assets					10,000,000
Estimated Fair Value of Indefinite Lived Intangible Assets					200,000
Estimated Fair Value of Definite Lived Intangible Assets, Adjustments					1,500,000
Estimated Fair Value of Indefinite Lived Intangible Assets, Adjustments					200,000
Noncontrolling Interest, Fair Value Disclosure					2,700,000	4,300,000
Increase in Fair Value of Business Combination						$ 1,600,000
Maximum [Member] | ITS [Member] | ITS [Member]
Intangible Assets
Percentage accounted for under the equity method					100.00%